UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
          dba AKJ Asset Management
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Partner
Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       October 9, 2006
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      58

Form 13F Information Table Value Total:      $120,249 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



NAME OF ISSUER           TITLE  CUSIP       VALUE     SHARES    INV.     OTHER MGR VOTING AUTH
                         OF                 X1000               DISC.
                         CLASS
                                                                                   SOLE    SHR   NONE
ABM Industries, Inc.     cs     00163T109   488       26000     sole     n/a                     26000
Abbott Labs              cs     002824100   456       9,400     sole     n/a                     9,400
Automatic Data Proc      cs     053015103   3,459     73,063    sole     n/a                     73,063
Ameren Corp.             cs     023608102   1,338     25,350    sole     n/a                     25,350
AFLAC Inc                cs     001055102   2,020     44,150    sole     n/a                     44,150
American Intl Group.     cs     026874107   5,801     87,555    sole     n/a                     87,555
Allied Cap Corp          cs     01903Q108   3,688     122,075   sole     n/a                     122,075
Amerigas Partners        oa     030975106   425       13,775    sole     n/a                     13,775
American Express         cs     025816109   1,539     27,450    sole     n/a                     27,450
Bank America             cs     060505104   6,528     121,867   sole     n/a                     121,867
Bristol Myers            cs     110122108   1,870     75,038    sole     n/a                     75,038
BP PLC ADR               cs     055622104   210       3,202     sole     n/a                     3,202
Citigroup                cs     172967101   4,095     82,439    sole     n/a                     82,439
Crescent Real Est Eq     oa     225756105   1,302     59,675    sole     n/a                     59,675
Cisco Systems            cs     17275R102   3,294     143,353   sole     n/a                     143,353
Capitalsource Inc        cs     14055X102   2,453     95,000    sole     n/a                     95,000
Diebold Incorporated     cs     253651103   1,419     32,600    sole     n/a                     32,600
Consolidated Edison      cs     209115104   1,485     32,150    sole     n/a                     32,150
Electronic Data Sys      cs     285661104   2,725     111,133   sole     n/a                     111,133
First Data Corp          cs     319963104   2,774     66,050    sole     n/a                     66,050
Fannie Mae               cs     313586109   1,468     26,250    sole     n/a                     26,250
Florida Rock Inds        cs     341104101   2,410     62,250    sole     n/a                     62,250
Great Bay Bancorp        cs     391648102   2,617     92,772    sole     n/a                     92,772
General Electric         cs     369604103   3,868     109,576   sole     n/a                     109,576
Great Plains Energy      cs     391164100   2,663     85,850    sole     n/a                     85,850
Harrahs Entmt Inc        cs     413619107   2,700     40,650    sole     n/a                     40,650
Hewlett-Packard Co       cs     428236103   4,411     120,232   sole     n/a                     120,232
Harsco Corp              cs     415864107   311       4,000     sole     n/a                     4,000
IBM                      cs     459200101   2,054     25,070    sole     n/a                     25,070
Intel                    cs     458140100   3,396     165,117   sole     n/a                     165,117
Johnson and Johnson      cs     478160104   1,130     17,407    sole     n/a                     17,407
Kimberly Clark           cs     494368103   4,346     66,500    sole     n/a                     66,500
Kinder Morgan Energy     oa     494550106   2,744     62,535    sole     n/a                     62,535
Kinder Morgan Mgmt       cs     49455U100   759       17,980    sole     n/a                     17,980
Coca-Cola Co.            cs     191216100   2,739     61,309    sole     n/a                     61,309
Lincoln National         cs     534187109   3,840     61,850    sole     n/a                     61,850
Herman Miller Inc        cs     600544100   361       10,558    sole     n/a                     10,558
3M Company               cs     88579Y101   3,471     46,634    sole     n/a                     46,634
Altria Group Inc         cs     718154107   1,996     26,070    sole     n/a                     26,070
New Century Finl Cp      oa     6435EV108   1,715     43,625    sole     n/a                     43,625
Paccar                   cs     693718108   557       9,776     sole     n/a                     9,776
Precision Castparts      cs     740189105   3,196     50,600    sole     n/a                     50,600
Pfizer                   cs     717081103   661       23,303    sole     n/a                     23,303
Proctor and Gamble       cs     742718109   203       3,268     sole     n/a                     3,268
Peoples Energy Corp.     cs     711030106   750       18,445    sole     n/a                     18,445
Penn West Energy Tr      cs     707885109   4,062     110,465   sole     n/a                     110,465
Rurban Financial         cs     78176P108   267       22,404    sole     n/a                     22,404
Schlumberger             cs     806857108   222       3,582     sole     n/a                     3,582
Solectron Corp.          cs     834182107   287       88,070    sole     n/a                     88,070
Smurfit Stone Cont.      cs     832727101   1,854     165,518   sole     n/a                     165,518
Tyco                     cs     902124106   3,185     113,803   sole     n/a                     113,803
US Bancorp               cs     902973304   669       20,150    sole     n/a                     20,150
Walgreen                 cs     931422109   688       15,488    sole     n/a                     15,488
Wells Fargo              cs     949746101   968       26,754    sole     n/a                     26,754
Williams Companies       cs     969457100   2,028     84,957    sole     n/a                     84,957
Wal-Mart                 cs     931142103   3,391     68,750    sole     n/a                     68,750
Wyeth                    cs     983024100   252       4,965     sole     n/a                     4,965
Exxon Mobil Corp.        cs     30231G102   641       9,555     sole     n/a                     9,555





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